Financial Risk Management_Change In Equity And Earnings From Interest Rate Risk(Details) - Kookmin Bank ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩) [1]
Scenario 1 (Parallel Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	₩ 483,207
Changes In Net Interest Income	152,013
Scenario 2 (Parallel Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	31,718
Changes In Net Interest Income	9,717
Scenario 3 (Short-Term Decline, Long-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	257,756
Changes In Net Interest Income	0
Scenario 4 (Short-Term Rise, Long-Term Decline) [Member]
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	411,237
Changes In Net Interest Income	0
Scenario 5 (Short-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	378,380
Changes In Net Interest Income	0
Scenario 6 (Short-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	492,047
Changes In Net Interest Income	0
Maximum Of Scenarios 1-6
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	492,047
Changes In Net Interest Income	152,013
Basic Capital
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes In The Economic Value Of Equity	27,609,684
Changes In Net Interest Income	₩ 0

[1]	As of the end of December 2019, interest rate risk was calculated by different method from the previous disclosure due to the revision of the Detailed Supervisory Regulations on Banking Business.